Fair Value (Fair Value Option for Certain Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Option, Quantitative Disclosures [Line Items]
Carrying value at estimated fair value	$ 65,167	$ 59,578
Carrying value at estimated fair value	16,441	17,936
Residential Mortgage Loans - FVO
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid principal balance	794	436
Difference between estimated fair value and unpaid principal balance	(228)	(122)
Carrying value at estimated fair value	566	314
Loans in nonaccrual status	214	122
Loans more than 90 days past due	137	72
Loans in nonaccrual status or more than 90 days past due, or both - difference between aggregate estimate fair value and unpaid principal balance	(150)	(52)
Variable Interest Entity, Primary Beneficiary, Consolidated Securitization Entities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Contractual principal balance	25	24
Difference between estimated fair value and contractual principal balance	(13)	(13)
Carrying value at estimated fair value	$ 12	$ 11